Share-Based Payments - Summary of Details of Share Based Payment Arrangement Free Shares (Detail)	Dec. 20, 2019 € / shares	Oct. 11, 2019 € / shares	Jul. 31, 2019 € / shares	May 10, 2019 € / shares	Dec. 17, 2018 € / shares	Dec. 12, 2018 € / shares	Nov. 01, 2018 € / shares	Sep. 06, 2018 € / shares	Jun. 22, 2018 € / shares	Apr. 20, 2017 € / shares	Mar. 14, 2017 € / shares	Nov. 19, 2015 shares € / shares	Mar. 24, 2015 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								1 year
Lockup period								2 years
Number of free shares granted								450				15,000	10,000
Share entitlement per free share								€ 1				€ 1	€ 1
Grant date share fair value								€ 36.96
Expected dividends								0.00%				0.00%	0.00%
Performance conditions								Yes
Expected turnover during the vesting period								0.00%
Grant Date 3/14/2017 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											2 years
Number of free shares granted											22,500
Share entitlement per free share											€ 1
Grant date share fair value											€ 68.07
Expected dividends											0.00%
Performance conditions											Yes
Expected turnover during the vesting period											0.00%
Grant Date 4/20/2017 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										2 years
Number of free shares granted										24,000
Share entitlement per free share										€ 1
Grant date share fair value										€ 61.2
Expected dividends										0.00%
Performance conditions										Yes
Expected turnover during the vesting period										0.00%
Grant Date 6/22/2018 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									1 year
Lockup period									2 years
Number of free shares granted									486,153
Share entitlement per free share									€ 1
Grant date share fair value									€ 34.32
Expected dividends									0.00%
Performance conditions									Yes
Expected turnover during the vesting period									0.00%
Grant Date 1/11/2018 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							1 year
Lockup period							2 years
Number of free shares granted							57,000
Share entitlement per free share							€ 1
Grant date share fair value							€ 33.33
Expected dividends							0.00%
Performance conditions							Yes
Expected turnover during the vesting period							5.00%
Grant Date 12/12/2018 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						1 year
Lockup period						2 years
Number of free shares granted						16,250
Share entitlement per free share						€ 1
Grant date share fair value						€ 27.96
Expected dividends						0.00%
Performance conditions						Yes
Expected turnover during the vesting period						5.00%
Grant Date 12/17/2018 and 12/12/2018 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year
Lockup period					2 years
Number of free shares granted					3,000
Share entitlement per free share					€ 1
Grant date share fair value					€ 26.76
Expected dividends					0.00%
Performance conditions					Yes
Expected turnover during the vesting period					5.00%
Date of Grant 5/10/2019 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				1 year
Lockup period				2 years
Number of free shares granted				100,000
Share entitlement per free share				€ 1
Grant date share fair value				€ 16.10
Expected dividends				0.00%
Performance conditions				Yes
Expected turnover during the vesting period				5.00%
Date of Grant 7/31/2019 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			2 years
Number of free shares granted			23,750
Share entitlement per free share			€ 1
Grant date share fair value			€ 17.63
Expected dividends			0.00%
Performance conditions			Yes
Expected turnover during the vesting period			5.00%
Date of Grant 10/11/2019 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years
Number of free shares granted		40,000
Share entitlement per free share		€ 1
Grant date share fair value		€ 12.43
Expected dividends		0.00%
Performance conditions		No
Expected turnover during the vesting period		5.00%
Date of Grant 12/20/2019 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Number of free shares granted	23,600
Share entitlement per free share	€ 1
Grant date share fair value	€ 17.23
Expected dividends	0.00%
Performance conditions	No
Expected turnover during the vesting period	5.00%